Label	Element	Value
UBS RMA Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000703876_SupplementTextBlock
Money Market Funds	Prospectus Supplement
UBS RMA Money Market Portfolio Supplement to the prospectus dated August 29, 2013 (the “Prospectus”) April 16, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	UBS RMA Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Eligible participants in the Bank Sweep Programs with Basic Investment Accounts are subject to a maximum $75 annual service fee. This fee is different from the fees that are applicable to each of the UBS Financial Services RMA and Business Services Account BSA Programs that are listed on page 3 of the Prospectus in the section captioned “Fund Summary” and sub-captioned “Shareholder transaction expenses.” That section of the Prospectus is hereby revised to reflect the maximum $75 annual service fee on Basic Investment Accounts.